UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             2/12/10
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        81
                                               -------------

Form 13F Information Table Value Total:        $607,824
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      FORM 13F INFORMATION TABLE
         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8

                               TITLE OF                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIVE POWER INC               COM          00504W100      382        360,000 SH         SOLE                 360,000
ADVANCED ENERGY INDS           COM          007973100    1,885        125,000 SH         SOLE                 125,000
AEROPOSTALE                    COM          007865108    6,810        200,000 SH         SOLE                 200,000
ALTISOURCE PORTFOLIO SOLNS S   REG SHS      L0175J104    2,099        100,000 SH         SOLE                 100,000
AMERICAN PUBLIC EDUCATION IN   COM          02913V103   11,682        340,000 SH         SOLE                 340,000
AMERICAN SUPERCONDUCTOR CORP   COM          030111108    1,023         25,000 SH   PUT   SOLE                  25,000
ANDERSONS INC                  COM          034164103    1,291         50,000 SH         SOLE                  50,000
APPLE INC                      COM          037833100   21,073        100,000 SH   CALL  SOLE
AVAGO TECHNOLOGIES LTD         SHS          Y0486S104    5,944        325,000 SH         SOLE                 325,000
BAXTER INTL INC                COM          071813109   10,269        175,000 SH         SOLE                 175,000
BIOVAIL CORP                   COM          09067J109    9,074        650,000 SH         SOLE                 650,000
BLOCK H & R INC                COM          093671105    6,786        300,000 SH         SOLE                 300,000
CHART INDS INC                 COM
                               PAR $0.01    16115Q308      413         25,000 SH         SOLE                  25,000
CHICAGO BRIDGE & IRON CO N V   N Y
                               REGISTRY SH  167250109    1,011         50,000 SH         SOLE                  50,000
CHINA ED ALLIANCE INC          COM NEW      16938Y207    5,202        850,000 SH         SOLE                 850,000
CHINA INFORMATION SEC TECH I   COM          16944F101    9,086      1,475,000 SH         SOLE               1,475,000
CHINA SUNERGY CO LTD           SPON ADR     16942X104    2,541        550,000 SH         SOLE                 550,000
CHINA VALVES TECHNOLOGY INC    COM NEW      169476207    4,620        500,000 SH         SOLE                 500,000
COMVERGE INC                   COM          205859101      562         50,000 SH         SOLE                  50,000
COVANTA HLDG CORP              COM          22282E102    3,392        187,500 SH         SOLE                 187,500
DIREXION SHS ETF TR            DLY SMCAP
                               BEAR3X       25459W839   12,325      1,250,000 SH   CALL  SOLE
ENVIRONMENTAL PWR CORP         COM NEW      29406L201       85        450,000 SH         SOLE                 450,000
EOG RES INC                    COM          26875P101    9,730        100,000 SH         SOLE                 100,000
FREEPORT-MCMORAN COPPER & GO   COM          35671D857    8,029        100,000 SH         SOLE                 100,000
FUEL SYS SOLUTIONS INC         COM          35952W103    8,454        205,000 SH         SOLE                 205,000
GOOGLE INC                     CL A         38259P508   37,199         60,000 SH   CALL  SOLE
GREEN PLAINS RENEWABLE ENERG   COM          393222104    1,710        115,000 SH         SOLE                 115,000
GREIF INC                      CL A         397624107    5,938        110,000 SH         SOLE                 110,000
GSE SYS INC                    COM          36227K106      986        180,000 SH         SOLE                 180,000
HARBIN ELECTRIC INC            COM          41145W109    7,805        380,000 SH         SOLE                 380,000
HARRIS & HARRIS GROUP INC      COM          413833104    1,600        350,000 SH         SOLE                 350,000
HEADWATERS INC                 COM          42210P102    2,445        375,000 SH         SOLE                 375,000
HEWLETT PACKARD CO             COM          428236103    6,490        126,000 SH         SOLE                 126,000
INVERNESS MED INNOVATIONS IN   COM          46126P106    8,302        200,000 SH         SOLE                 200,000
KENEXA CORP                    COM          488879107    6,189        475,000 SH         SOLE                 475,000
LENDER PROCESSING SVCS INC     COM          52602E102    7,116        175,000 SH         SOLE                 175,000
LSI CORPORATION                COM          502161102    4,207        700,000 SH         SOLE                 700,000
MARKET VECTORS ETF TR          JR GOLD
                               MINERS E     57060U589    6,435        250,000 SH         SOLE                 250,000
MAXWELL TECHNOLOGIES INC       COM          577767106      714         40,000 SH         SOLE                  40,000
MELLANOX TECHNOLOGIES LTD      SHS          M51363113    8,501        450,000 SH         SOLE                 450,000
MERCK & CO INC NEW             COM          58933Y105   32,886        900,000 SH         SOLE                 900,000
MERCK & CO INC NEW             COM          58933Y105   27,405        750,000 SH   CALL  SOLE
METALICO INC                   COM          591176102    2,460        500,000 SH         SOLE                 500,000
MYLAN INC                      COM          628530107   11,841        642,500 SH         SOLE                 642,500
OMNICARE INC                   COM          681904108    1,814         75,000 SH         SOLE                  75,000
PFIZER INC                     COM          717081103   13,643        750,000 SH         SOLE                 750,000
PROSHARES TR                   PSHS ULTSH
                               20YRS        74347R297   19,952        400,000 SH   CALL  SOLE
PROSHARES TR                   PSHS ULTSH
                               20YRS        74347R297   14,964        300,000 SH   CALL  SOLE
PROSHARES TR                   PSHS ULTSH
                               20YRS        74347R297    2,743         55,000 SH         SOLE                  55,000
QKL STORES INC                 COM          74732Y105    4,188        625,000 SH         SOLE                 625,000
RINO INTERNATIONAL CORPORATI   COM          766883102   15,415        557,500 SH         SOLE                 557,500
RIVERBED TECHNOLOGY INC        COM          768573107    2,871        125,000 SH         SOLE                 125,000
ROCKWOOD HLDGS INC             COM          774415103    8,835        375,000 SH         SOLE                 375,000
RTI INTL METALS INC            COM          74973W107      503         20,000 SH         SOLE                  20,000
RTI INTL METALS INC            COM          74973W107    1,259         50,000 SH   CALL  SOLE
RUBICON TECHNOLOGY INC         COM          78112T107    7,616        375,000 SH         SOLE                 375,000
SATCON TECHNOLOGY CORP         COM          803893106    1,340        475,000 SH         SOLE                 475,000
SELECT SECTOR SPDR TR          SBI
                               HEALTHCARE   81369Y209    9,321        300,000 SH         SOLE                 300,000
SELECT SECTOR SPDR TR          SBI
                               HEALTHCARE   81369Y209    7,768        250,000 SH   CALL  SOLE
SELECT SECTOR SPDR TR          SBI
                               HEALTHCARE   81369Y209   23,303        750,000 SH   CALL  SOLE
SHAW GROUP INC                 COM          820280105    1,438         50,000 SH         SOLE                  50,000
SOLUTIA INC                    COM NEW      834376501    1,905        150,000 SH         SOLE                 150,000
SUNPOWER CORP                  COM CL B     867652307    3,143        150,000 SH   CALL  SOLE
SUNPOWER CORP                  COM CL B     867652307    5,238        250,000 SH         SOLE                 250,000
SUPERTEX INC                   COM          868532102    2,235         75,000 SH         SOLE                  75,000
TELVENT GIT SA                 SHS          E90215109   26,701        685,000 SH         SOLE                 685,000
TEVA PHARMACEUTICAL INDS LTD   ADR          881624209   12,641        225,000 SH         SOLE                 225,000
TITANIUM METALS CORP           COM NEW      888339207      626         50,000 SH         SOLE                  50,000
TITANIUM METALS CORP           COM NEW      888339207    5,008        400,000 SH   CALL  SOLE
TUTOR PERINI CORP              COM          901109108    3,254        180,000 SH         SOLE                 180,000
UNITED STATES NATL GAS FUND    UNIT         912318102      504         50,000 SH   CALL  SOLE
UNITED STATES NATL GAS FUND    UNIT         912318102      504         50,000 SH   CALL  SOLE
UNIVERSAL DISPLAY CORP         COM          91347P105      927         75,000 SH         SOLE                  75,000
VEECO INSTRS INC DEL           COM          922417100    1,817         55,000 SH         SOLE                  55,000
WESTPORT INNOVATIONS INC       COM NEW      960908309    8,280        715,000 SH         SOLE                 715,000
WONDER AUTO TECHNOLOGY INC     COM          978166106    8,805        750,000 SH         SOLE                 750,000
YONGYE INTL INC                COM          98607B106   25,833      3,177,500 SH         SOLE               3,177,500
YUCHENG TECHNOLOGIES LTD       COM          G98777108    8,244        966,500 SH         SOLE                 966,500
YUHE INTERNATIONAL INC         COM          988432100   11,529      1,220,000 SH         SOLE               1,220,000
ZBB ENERGY CORPORATION         COM          98876R204      928        786,462 SH         SOLE                 786,462
ZHONGPIN INC                   COM          98952K107   18,732      1,200,000 SH         SOLE               1,200,000
